Commitments and Contingencies - Additional Information (Detail) $ in Thousands			10 Months Ended	12 Months Ended
	Mar. 31, 2016 ft² Properties	Dec. 31, 2011 USD ($) ft²	Dec. 31, 2018	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Apr. 30, 2021 ft²
Commitments and Contingencies
Operating lease month of expiry	2030-01	2030-01
Operating lease rental expense per annum				$ 7,000	$ 6,100
Operating lease rental expense per annum under sublease				300	0
Research and development expenses				159,767	96,299
Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Upfront payment made					10,000
Payment towards workflows				1,700
Expenditure incurred towards equipment purchase services and consumables				14,500
Twist Bioscience Corporation [Member] | Supply Agreement [Member]
Commitments and Contingencies
Term of commitment			4 years
Research and development expenses				10,400	8,300
Research and Development Expense [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Expenses related to services received as per agreement				7,700	800
Prepaid Expenses and Other Current Assets [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Collaboration prepayments					5,200
Development And Regulatory Milestone [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Upfront payment payable				11,500
Minimum [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Minimum purchase commitment obligation to pay				109,000
Maximum [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Minimum purchase commitment obligation to pay				150,000
If Certain Performance Conditions Are Met [Member] | Minimum [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Minimum purchase commitment obligation to pay				150,000
Office And Laboratory [Member]
Commitments and Contingencies
Area of Real Estate Property | ft²						152,000
Laboratory Equipment [Member] | Berkley Lights Inc [Member] | Collaboration Agreement [Member]
Commitments and Contingencies
Additions to property plant and equipment				$ 2,000	4,000
MOROCCO | Office And Laboratory [Member] | Joyn And Motiff [Member]
Commitments and Contingencies
Operating Sublease Term				5 years
MOROCCO | Office And Laboratory [Member] | Joyn [Member]
Commitments and Contingencies
Operating sublease rent receivable per annum				$ 200
MOROCCO | Office And Laboratory [Member] | Motiff [Member]
Commitments and Contingencies
Operating sublease rent receivable per annum				700
MOROCCO | Twenty One Twenty Three Twenty Five Dry Dock Avenue [Member] | Office And Laboratory [Member]
Commitments and Contingencies
Area of Real Estate Property | ft²	87,000
Area of real estate property actually occupied by the company | ft²	52,000
Number of properties subject to operating lease | Properties	5
Number of properties subject to operating lease occupied by the company | Properties	3
Operating lease renewal period	5 years
Incentives from lessor unamortized gross				5,300
Depreciation on property subject to operating lease				400
Interest expense on property subject to operating lease					2,300
Assets subject to operating lease capitalized during the period					3,100
Incentive from lessee during the period					6,000
Obligations relating to assets on operating lease				16,800	$ 16,800
MOROCCO | Twenty Seven Dry Dock Avenue [Member] | Office And Laboratory [Member]
Commitments and Contingencies
Area of real estate property actually occupied by the company | ft²		130,000
Operating lease renewal period					5 years
Line of credit maximum borrowing capacity				1,600	$ 1,500
Incentives from lessor unamortized gross		$ 13,400
Anticipated additional space to be occupied | ft²		9,000
Incentive from lessor unamortized net				8,100	8,900
MOROCCO | Letter of Credit [Member] | Twenty One Twenty Three Twenty Five Dry Dock Avenue [Member] | Office And Laboratory [Member]
Commitments and Contingencies
Line of credit maximum borrowing capacity				$ 1,400	$ 1,700